FAIR VALUE MEASUREMENTS (Details Narrative 2) - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2014	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Fair value of Level 3 derivative warrant liability	$ 250,644		$ 273,000
Warrants [Member]
Fair value of Level 3 derivative warrant liability	$ 150,544
Warrants issued	43,636
Exercise price	$ 8.25
Fair value of warrants issued	$ 150,544
Fair Value, Inputs, Level 3 [Member]
Stock price	$ 0.25	$ 6.00	$ 0.70
Risk free rate	1.50%	1.65%	1.54%
Volatility	125.00%	123.00%	129.00%